Financial Instruments - Schedule of Fair Value of Financial Instruments (Details) - CAD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018
Financial Instruments Measured At Fair Value Line Item
Financial liabilities, at fair value	$ 56,466	$ 43,886
Level 1 of Fair Value Hierarchy
Financial Instruments Measured At Fair Value Line Item
Financial assets, at fair value	16,290	16,589
Level 1 of Fair Value Hierarchy | Line of Credit
Financial Instruments Measured At Fair Value Line Item
Financial liabilities, at fair value		24,066
Level 1 of Fair Value Hierarchy | Cash
Financial Instruments Measured At Fair Value Line Item
Financial assets, at fair value	12,801	14,465
Level 1 of Fair Value Hierarchy | Short-term deposits
Financial Instruments Measured At Fair Value Line Item
Financial assets, at fair value	1,324
Level 1 of Fair Value Hierarchy | Restricted cash
Financial Instruments Measured At Fair Value Line Item
Financial assets, at fair value	2,165	2,124
Level 2 of Fair Value Hierarchy | Accounts Payable and Accrued Liabilities 1
Financial Instruments Measured At Fair Value Line Item
Financial liabilities, at fair value	28,161	25,311
Level 2 of Fair Value Hierarchy | Long-term Borrowings
Financial Instruments Measured At Fair Value Line Item
Financial liabilities, at fair value	28,305	18,575
Level 2 of Fair Value Hierarchy | Accounts Receivable and Other Receivables
Financial Instruments Measured At Fair Value Line Item
Financial assets, at fair value	$ 67,146	$ 33,762